PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Prepaid Expenses	$ 103,931	$ 114,717	$ 135,767
General
Statement [Line Items]
Prepaid Expenses	15,467	26,759	44,613
Insurance
Statement [Line Items]
Prepaid Expenses	71,774	69,096	59,815
Environmental and Taxes
Statement [Line Items]
Prepaid Expenses	6,850	6,850	6,850
Rent
Statement [Line Items]
Prepaid Expenses	$ 9,840	$ 12,012	$ 24,489